Commitments and contingencies - Summary of Certain Payments Over the Next Five Years (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of commitments and contingencies [line items]
Long-term debt	$ 451.8	$ 460.5
2021 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	395.0
Bankers acceptances and prime rate loans [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	395.0
Senior notes [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	$ 60.3